UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2005

ITEM 1.      SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI U.S. TREASURY RESERVES

FORM N-Q
NOVEMBER 30, 2005

Notes to Schedule of Investments (unaudited)

Investments in U.S. Treasury Reserves Portfolio, at value $ 220,087,877

1.   Organization and Significant Accounting Policies

Citi U.S. Treasury Reserves (the “Fund) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company. The value of such investment reflects the Fund’s proportionate interest (15.0% at November 30, 2005) in the net assets of the Portfolio.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

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U.S. TREASURY RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

U.S. Government Obligations — 108.8%
	U.S. Treasury Bills:
$ 130,517,000	3.730%, 12/1/05	$130,517,000
25,000,000	3.750%, 12/1/05	25,000,000
2,600,000	3.820%, 12/1/05	2,600,000
150,000,000	3.830%, 12/8/05	149,888,583
100,000,000	3.870%, 12/8/05	99,924,945
19,933,000	3.850%, 12/15/05	19,903,195
30,606,000	3.870%, 12/15/05	30,560,057
50,000,000	3.900%, 12/15/05	49,924,361
50,000,000	3.930%, 12/15/05	49,923,778
18,032,000	3.210%, 12/22/05	17,998,761
29,646,000	3.470%, 12/22/05	29,586,510
50,000,000	3.830%, 12/22/05	49,888,729
32,347,000	3.870%, 12/22/05	32,274,092
100,000,000	3.940%, 12/22/05	99,770,750
14,175,000	3.470%, 12/29/05	14,137,074
50,000,000	3.490%, 12/29/05	49,865,445
50,000,000	3.890%, 12/29/05	49,849,111
13,052,000	3.330%, 1/5/06	13,010,442
25,000,000	3.710%, 1/5/06	24,910,191
40,000,000	3.660%, 1/12/06	39,830,833
50,000,000	3.750%, 1/12/06	49,782,417
50,000,000	3.540%, 1/19/06	49,762,146
20,131,000	3.790%, 1/19/06	20,028,111
25,000,000	3.760%, 1/26/06	24,854,750
25,000,000	3.820%, 2/2/06	24,833,969
20,000,000	3.850%, 2/9/06	19,851,445
50,000,000	3.720%, 2/23/06	49,573,583
25,000,000	3.690%, 3/2/06	24,770,762
20,000,000	3.860%, 3/9/06	19,793,111
25,000,000	3.890%, 3/16/06	24,721,458
20,000,000	3.820%, 3/23/06	19,766,978
25,000,000	3.820%, 3/30/06	24,690,104
25,000,000	4.040%, 4/13/06	24,634,481
15,000,000	4.090%, 4/20/06	14,766,083
25,000,000	4.130%, 4/27/06	24,585,031
25,000,000	4.180%, 5/4/06	24,562,063
50,000,000	4.210%, 5/4/06	49,118,778
25,000,000	4.240%, 5/11/06	24,535,448
25,000,000	4.220%, 5/25/06	24,497,057
30,000,000	4.240%, 6/1/06	29,370,583
	U.S. Treasury Notes:
25,000,000	2.000%, 5/15/06	24,749,349
27,000,000	2.375%, 8/31/06	26,735,073

	TOTAL INVESTMENTS — 108.8% (Cost — $1,599,346,637#)	1,599,346,637
	Liabilities in Excess of Other Assets — (8.8)%	(128,962,326)

	TOTAL NET ASSETS — 100.0%	$1,470,384,311

#      Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The U.S. Treasury Reserves Portfolio (the “Portfolio”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 27, 2006

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: January 27, 2006